Property, plant and equipment (Details 2) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property Plant And Equipment [line items]
Land	$ 1,480	$ 1,891
Facilities and fixtures	109	165
Total	$ 1,589	$ 2,056